Number of Shares Used to Compute Basic and Diluted Loss Per Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Weighted Average Shares Outstanding	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Effect of dilutive securities:
Stock options
Average shares and dilutive potential common shares	1,245,267	1,245,267	1,245,267	1,245,267	1,245,627	1,245,267
Loss per share:
Basic	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.20)	$ (4.03)
Diluted	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.20)	$ (4.03)